Revenue (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Feb. 24, 2023	Nov. 25, 2022	Aug. 26, 2022	May 27, 2022	Feb. 25, 2022	Nov. 26, 2021	Aug. 27, 2021	May 28, 2021	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 801.7	$ 826.9	$ 863.3	$ 740.7	$ 753.1	$ 738.2	$ 724.8	$ 556.6	$ 3,232.6	$ 2,772.7	$ 2,596.2
Percentage of sales represented by a single industry or vertical market										17.00%	17.00%	15.00%
Sales represented by an individual customer										5.00%
Contract with Customer, Liability		$ 50.8				$ 53.4				$ 50.8	$ 53.4
Customer deposits										(24.9)	18.4	$ 2.2
Deposits [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized										(50.0)
Customer deposits	[1]									23.1
Deposits [Member] | Halcon Furniture LLC Q2 FY23
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	[2]									24.3
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue										2,258.7	1,848.2	1,739.5
Foreign locations [Member]
Disaggregation of Revenue [Line Items]
Revenue										973.9	924.5	856.7
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue										2,436.2	1,995.1	1,927.9
International
Disaggregation of Revenue [Line Items]
Revenue										$ 796.4	777.6	668.3
Sales represented by an individual county										6.00%
Systems and storage [Member] | Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue										$ 1,089.7	903.3	912.0
Systems and storage [Member] | International
Disaggregation of Revenue [Line Items]
Revenue										262.5	271.0	246.2
Seating [Member] | Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue										692.4	583.2	559.4
Seating [Member] | International
Disaggregation of Revenue [Line Items]
Revenue										290.0	283.8	255.0
Other Product Category [Member] | Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue	[3]									654.1	508.6	456.5
Other Product Category [Member] | International
Disaggregation of Revenue [Line Items]
Revenue	[3]									$ 243.9	$ 222.8	$ 167.1

[1]	Includes amounts recognized in revenue from the customer deposits acquired from HALCON.
[2]	Represents customer deposits acquired from Halcon Furniture LLC ("HALCON") as of the acquisition date. See Note 19 for additional information.
[3]	The other product category data by segment consists primarily of products sold by consolidated dealers, textiles and surface materials, worktools, architecture and other uncategorized product lines and services, less promotions and incentives on all product categories.